Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets Current [Abstract]
Schedule Of Other Current Assets [Table Text Block]
	December 31, 2013	December 31, 2012
Prepaid expenses	441	481
Insurance claims	134	1,458
Other	390	251
Total	965	2,190